Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Redeemable Non-controlling Interest [Member]	Common Stock [Member]	TOTAL EQUITY Common Stock and Additional Paid-in Capital [Member]	TOTAL EQUITY Retained Earnings [Member]	TOTAL EQUITY Accumulated Other Comprehensive Loss [Member]	TOTAL EQUITY Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2012	$ 3,191,474	$ 28,815		$ 681,933	$ 648,224	$ (14,768)	$ 1,876,085
Beginning Balance, Shares at Dec. 31, 2012			69,704,000
Net (loss) income	35,480				(114,738)		150,218
Reclassification of redeemable non-controlling interest in net income	6,391	(6,391)					6,391
Other comprehensive income (loss)	(2,271)					(2,421)	150
Dividends declared	(353,414)	(5,860)			(90,273)		(263,141)
Reinvested dividends	8			8
Reinvested dividends, Shares			1,000
Exercise of stock options (note 12)	$ 27,219			27,219
Exercise of stock options (note 12),Shares	1,039,000		1,324,000
Repurchase of Common Stock (note 12)	$ (12,000)			(2,722)	(9,278)
Repurchase of Common Stock (note 12),Shares			(300,000)
Employee stock compensation (note 12)	7,322			7,322
Dilution gains losses on public offerings of Teekay Offshore, Teekay Tankers, Teekay LNG and share issuances of Teekay Offshore (note 5)	36,703				36,703
Excess of purchase price over the carrying value upon acquisition of Variable Interest Entity (note 3f)	(35,421)				(35,421)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	301,559						301,559
Ending Balance at Dec. 31, 2013	3,203,050	16,564		713,760	435,217	(17,189)	2,071,262
Ending Balance, Shares at Dec. 31, 2013			70,729,000
Net (loss) income	124,002				(54,757)		178,759
Reclassification of redeemable non-controlling interest in net income	(7,777)	7,777					(7,777)
Other comprehensive income (loss)	(12,155)					(11,109)	(1,046)
Dividends declared	(456,706)	(11,499)			(93,021)		(363,685)
Reinvested dividends	6			6
Reinvested dividends, Shares			1,000
Exercise of stock options (note 12)	$ 55,165			55,165
Exercise of stock options (note 12),Shares	1,528,000		1,771,000
Employee stock compensation (note 12)	$ 1,828			1,828
Dilution gains losses on public offerings of Teekay Offshore, Teekay Tankers, Teekay LNG and share issuances of Teekay Offshore (note 5)	68,428				68,428
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	412,792						412,792
Ending Balance at Dec. 31, 2014	$ 3,388,633	12,842		770,759	355,867	(28,298)	2,290,305
Ending Balance, Shares at Dec. 31, 2014	72,500,502		72,501,000
Net (loss) income	$ 405,460				82,151		323,309
Reclassification of redeemable non-controlling interest in net income	(13,280)	13,280					(13,280)
Other comprehensive income (loss)	13,407					13,407
Dividends declared	(480,460)	(20,201)			(126,391)		(354,069)
Reinvested dividends	10			10
Reinvested dividends, Shares			1,000
Exercise of stock options (note 12)	$ 1,217			1,217
Exercise of stock options (note 12),Shares	36,000		209,000
Employee stock compensation (note 12)	$ 3,032			3,032
Dilution gains losses on public offerings of Teekay Offshore, Teekay Tankers, Teekay LNG and share issuances of Teekay Offshore (note 5)	(152,729)				(152,729)
Additions to non-controlling interest from share and unit issuances of subsidiaries and other	535,784	249,750					535,784
Ending Balance at Dec. 31, 2015	$ 3,701,074	$ 255,671		$ 775,018	$ 158,898	$ (14,891)	$ 2,782,049
Ending Balance, Shares at Dec. 31, 2015	72,711,371		72,711,000